TAXATION (Tables)	12 Months Ended
Dec. 31, 2019
TAXATION
Schedule of Income (Loss) from Continuing Operations Before Income Taxes

	For the Years Ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
Non – PRC	(193,212)	(98,709)	(127,243)	(18,277)
PRC	(60,683)	(126,537)	(263,835)	(37,898)
	(253,895)	(225,246)	(391,078)	(56,175)

Schedule of Income Tax Expense from Continuing Operations

	For the Year Ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
Current tax expense (benefit)	5,105	43,209	(16,570)	(2,380)
Deferred tax expense (benefit)	26,684	(9,158)	(22,416)	(3,220)
	31,789	34,051	(38,986)	(5,600)

Reconciliation of Differences Between Statutory Tax Rate and Effective Tax Rate

	For the Years Ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
Loss before income taxes	(253,895)	(225,246)	(391,078)	(56,175)
Income tax computed at the tax rate of 25%	(63,474)	(56,309)	(97,770)	(14,044)
Effect of different tax rates in different jurisdictions	23,554	11,758	19,393	2,786
Non-deductible expenses	13,872	4,661	8,472	1,217
Non-taxable income	(1,942)	(7,322)	(234)	(34)
Statutory income/(expense)	—	—	3,216	462
Interest and penalty	—	—	(6,811)	(978)
Unrecognized tax positions	(2,942)	41,122	—	—
Deferred tax expense	—	—	32,358	4,648
Changes of valuation allowance	48,089	45,112	41,868	6,014
Withholding tax	15,624	(4,971)	(39,478)	(5,671)
Effect of tax rate change	(992)	—	—	—
	31,789	34,051	(38,986)	(5,600)

Schedule of Deferred Taxes

The components of deferred taxes are as follows:

	As at December 31,
	2018	2019	2019
	RMB	RMB	US$
Deferred tax asset
Net operating loss*	158,330	163,538	23,491
Depreciation and amortization	2,813	6,262	899
Property, plant and equipment impairment	8,750	9,433	1,355
Deposits for non-current assets	6,400	16,350	2,349
Allowance for net investment in financing lease	1,085	4,518	649
Allowance for doubtful accounts	14,132	11,391	1,636
Lease liabilities	—	60,073	8,629
Other long-term assets	16,703	37,778	5,426
Equity investment	9,032	9,196	1,321
Others	527	1,891	272
Total deferred tax assets	217,772	320,430	46,027
less: Valuation allowance**	(217,076)	(260,850)	(37,469)
Net deferred tax assets	696	59,580	8,558

Deferred tax liabilities
Withholding tax for PRC entities	(39,495)	—	—
Foreign exchange gain	—	(9,346)	(1,342)
Equity investment	—	(1,299)	(187)
Property, plant and equipment	(415)	(2,225)	(320)
Disposal of Beijing Century Friendship	(3,126)	(3,126)	(449)
Intangible assets	(113,590)	(132,566)	(19,042)
Deferred costs	(67)	—	—
Right-of-use assets	—	(53,362)	(7,665)
Capitalized interest	(9,649)	(19,179)	(2,755)
Others	—	(3,915)	(562)

Total deferred tax liabilities	(166,342)	(225,018)	(32,322)

Deferred tax assets, net	—	—	—

Deferred tax liabilities, net	(165,646)	(165,438)	(23,764)

*     As of December 31, 2019, the Group had net operating losses from several of its PRC and oversea entities of RMB789,776 (US$113,444), which can be carried forward to offset future taxable profit. As per filed tax returns, the net operating loss from PRC entities will expire between 2020 to 2024. For the net operating loss from overseas entities, there is no limitation of expiration according to the statute of Hong Kong, Singapore and US.

**   The Group records a valuation allowance on its deferred tax assets that is sufficient to reduce the deferred tax assets to an amount that is more likely than not to be realized. Future reversal of the valuation allowance will be recognized either when the benefit is realized or when it has been determined that it is more likely than not that the benefit in future earnings will be realized.

Schedule of Movement of Valuation Allowance

	For the Year Ended December 31,
	2018	2019	2019
	RMB	RMB	US$
Balance at the beginning of year	(157,876)	(217,076)	(31,181)
Change of valuation allowance in the current year	(59,200)	(43,773)	(6,288)
Balance at the end of year	(217,076)	(260,849)	(37,469)

Reconciliation of Accrued Unrecognized Tax Positions

The reconciliation of the beginning and ending amount of unrecognized tax benefits excluding the penalty and interest is as follows:

	For the Years Ended December 31,
	2018	2019	2019
	RMB	RMB	US$
Balance at the beginning of year	41,358	81,000	11,635
Additions based on tax positions related to the current year	30,043	21,238	3,050
Additions related to prior year tax position	9,676	548	79
Decreases related to prior year tax position	—	(2,810)	(404)
Decreases relating to expiration of applicable statute of limitation	(920)	(1,386)	(199)
Foreign currency translation	843	394	57
Balance at the end of year	81,000	98,984	14,218